STOCK OPTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCK OPTIONS
5. STOCK OPTIONS

5. STOCK OPTIONS

On July 14, 2020, the Company granted 1,800,000 stock options to employees and consultants. The new Stock Plan (the “Plan”) allows for the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options was determined by the Company’s board of directors, but incentive stock options were granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant. The plan provides for stock options to be granted up to 10% of the outstanding common stock shares. On February 2, 2021, the Company granted an additional 25,000 stock options to one of its employees.

Outstanding stock options as of June 30, 2021 are as follows:

Stock options vested	894,114
Stock options unvested	930,886
Total stock options granted at June 30, 2021	1,825,000

Stock option activity for the six months ended June 30, 2021 is as follows:

	Shares	Weighted Average Exercise Price

Outstanding at beginning of year	1,800,000	$0.49
Options granted	25,000	0.49
Options exercised	-	-
Options expired/forfeited	-	-
Outstanding at end of the period	1,825,000	$0.49

6. STOCK OPTIONS

The Company’s 1995 Stock Plan (the “Plan”) has expired pursuant to its terms, so zero shares remained available for issuance at December 31, 2020 and 2019. The Plan allowed for the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options was determined by the Company’s board of directors, but incentive stock options were granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant. As of December 31, 2020, and 2019, there were no stock options outstanding and exercisable.

On July 14, 2020, the Company granted 1,800,000 stock options to employees and consultants. The new Stock Plan (the “Plan”) allows for the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options was determined by the Company’s board of directors, but incentive stock options were granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant. The plan provides for stock options to be granted up to 10% of the outstanding common stock shares.

The fair value of options issued during the year ended December 31, 2020 was estimated using the Black-Scholes option-pricing model and the following assumptions:

●	a dividend yield of 0%;

●	an expected life of 10 years;

●	volatility of 153.1%; and

●	risk-free interest rate of 0.98%.

The fair value of each option grant made during 2020 was estimated on the date of each grant using the Black-Scholes option pricing model and recognized as stock based compensation rateably over the option vesting periods, which approximates the service period.

The following lists the stock options granted:

	Grant Date	Expiration Date	Vesting Period	Number of Stock Options Granted	Exercise Price	Black Sholes Valuation
Cartwright, Gene	7/14/20	7/13/30	Vesting(1)	400,000	$0.49	$0.483
Faupel, Mark	7/14/20	7/13/30	Vesting(1)	400,000	$0.49	$0.483
Imhoff, John	7/14/20	7/13/30	Immediate	50,000	$0.49	$0.483
James, Michael	7/14/20	7/13/30	Immediate	50,000	$0.49	$0.483
Clavijo, James	7/14/20	7/13/30	Vesting(1)	300,000	$0.49	$0.483
Battle, Lisa	7/14/20	7/13/30	Vesting(1)	178,000	$0.49	$0.483

(1)	25% immediate and 25% each year thereafter; 36 months in total

As of December 31, 2020, the Company has issued and outstanding options to purchase a total of 1,800,000 shares of common stock pursuant to the plan, at a weighted average exercise price of $0.49 per share.

As of December 31, 2020,

Stock options vested	641,909
Stock options unvested	1,158,091
Total stock options granted at December 31, 2020	1,800,000

Stock option activity for the year ended December 31, 2020 is as follows:

	December 31, 2020
	Shares	Weighted Average Exercise Price

Outstanding at beginning of year	-	-
Options granted	1,800,000	$0.49
Options exercised	-	-
Options expired/forfeited	-	-
Outstanding at end of the period	1,800,000	$0.49